FAIR VALUE MEASUREMENTS, Gross Holding Gain and Loss and Fair Value of Held-to-maturity Securities (Q2) (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	13,800,000	13,800,000	13,800,000
Private Placement Warrant [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	10,280,000	18,560,000	15,800,000
Recurring [Member] | Level 1 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	$ 278,773,543	$ 287,534,896	$ 284,373,197
Gross Holding (Loss)	(1,423)	(10,910)
Gross Holding Gain			959
Fair Value	$ 278,772,120 [1]	$ 287,523,986 [2]	$ 284,374,156	[1],[2]
Maturity, Date	Feb. 25, 2021	Jul. 12, 2022	Jan. 25, 2022
New Maturity, Date		Aug. 25, 2022

[1]	Fair value of securities does not include cash held in trust in the amount of $6,579 and $1,103, as of December 31, 2021 and 2020, respectively.
[2]	Fair value of securities does not include cash held in trust in the amount of $7,874 and $6,579, as of June 30, 2022 and December 31, 2021, respectively.